SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by Equitable Holdings or AXA. MLOA was allocated $3 million of compensation costs, included in Operating expenses in the statements of operations - statutory basis, for share-based payment arrangements during each of the years ended December 31, 2018, 2017 and 2016.